Fair value measurement - Maturity analysis of investment contracts (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Total carrying value	$ 1,050	$ 1,160
Investment contracts
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Total carrying value	420	459
Undiscounted value	512	543
Investment contracts | Within one year
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	11	14
Investment contracts | 1 to 5 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	369	442
Investment contracts | 5 to 10 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	98	63
Investment contracts | 10 to 15 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	22	16
Investment contracts | 15 to 20 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	8	6
Investment contracts | Over 20 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	$ 4	$ 2